SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

April 30, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 103 to the Registration Statement

on Form N-1A of Master Investment Portfolio (the “Trust”) relating to

LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020

Master Portfolio, LifePath® Dynamic 2025 Master Portfolio, LifePath®

Dynamic 2030 Master Portfolio, LifePath® Dynamic 2035 Master

Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic

2045 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio,

LifePath® Dynamic 2055 Master Portfolio and LifePath® Dynamic 2060 Master Portfolio (the “Portfolios”)

Ladies and Gentlemen:

The Trust, on behalf of the Portfolios, hereby files via EDGAR one electronically signed copy of Amendment No. 103 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on April 30, 2018.

The Amendment is being filed to make certain non-material changes which the Portfolios deemed appropriate.

Please do not hesitate to contact me at (212) 839-8615 if you require additional information regarding the Trust’s registration statement.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.